Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Billions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Dec. 31, 2019
Class of Stock [Line Items]
Number of preferred stock shares authorized	50,000,000									50,000,000
Number of common stock shares authorized	4,000,000,000									4,000,000,000
Number of common stock shares outstanding	1,600,000,000									1,500,000,000
Number of common stock shares reserved for future issuance										45,000,000
Remaining authorized share repurchase amount										$ 2.4
Preferred stock outstanding	209,510									209,510
Series H [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					20,000
Liquidation preference per share					$ 25,000
Preferred stock dividend rate fixed percentage					5.15%
Preferred stock outstanding	20,000									20,000
Series F [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued						44,000
Liquidation preference per share						$ 25,000
Preferred stock dividend rate fixed percentage						6.50%
Redemption period of preferred stock						90 days
Preferred stock redemption date						Jan. 15, 2022
Preferred stock dividend rate variable percentage						4.468%
Preferred stock outstanding	44,000									44,000
Series K Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued	23,000
Liquidation preference per share	$ 25,000
Preferred stock dividend rate fixed percentage	5.50%
Redemption period of preferred stock	90 days
Preferred stock redemption date	Oct. 15, 2023
Preferred stock outstanding	23,000									23,000
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued							6,764	5,746
Liquidation preference per share							$ 100,000	$ 100,000
Preferred stock dividend rate fixed percentage							3.50%	3.50%
Preferred stock dividend rate variable percentage							1.02%	1.02%
Preferred stock outstanding	12,510									12,510
Series A [Member] | Noncontrolling Interests [Member]
Class of Stock [Line Items]
Liquidation preference per share									$ 100,000
Preferred stock dividend rate variable percentage									1.147%
Minority interest preferred stock, shares issued									5,000
Number of stock repurchased during period			500
Preferred stock outstanding										4,500
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued									40,000
Liquidation preference per share									$ 25,000
Preferred stock dividend rate fixed percentage									3.50%
Preferred stock dividend rate variable percentage									0.60%
Preferred stock outstanding	40,000									40,000
Series I [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				30,000
Liquidation preference per share				$ 25,000
Preferred stock dividend rate fixed percentage				5.125%
Redemption period of preferred stock				90 days
Preferred stock redemption date				Jan. 15, 2021
Preferred stock dividend rate variable percentage				3.486%
Preferred stock outstanding	30,000									30,000
Series J [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		40,000
Liquidation preference per share		$ 25,000
Preferred stock dividend rate fixed percentage		5.30%
Redemption period of preferred stock		90 days
Preferred stock redemption date		Apr. 15, 2027
Preferred stock dividend rate variable percentage		2.914%
Preferred stock outstanding	40,000									40,000